ATLANTIC WHITEHALL FUNDS TRUST

Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund
Atlantic Whitehall Equity Income Fund
(Distributor and Institutional Class)

Supplement dated August 3, 2007
to the Statement of Additional Information dated April 1, 2007 ("SAI")

This Supplement updates the information in, and should be read in conjunction with, the SAI for the Distributor Class and Institutional Class shares of the Atlantic Whitehall Growth Fund, Atlantic Whitehall Mid-Cap Growth Fund, Atlantic Whitehall Multi-Cap Global Value Fund, Atlantic Whitehall International Fund and Atlantic Whitehall Equity Income Fund, dated April 1, 2007.

The table under the section entitled "Trustees and Officers" on page 18 of the SAI is revised to add the following information regarding Drew A. Ahrens and to replace information regarding Gregory Campbell with the information set forth below:
Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee(2)
EXECUTIVE OFFICERS*
Drew A. Ahrens One South Wacker Drive, Ste. 3500 Chicago, IL 60606 (45)	Chief Compliance Officer and AML Compliance Officer	Since July 2007

Chief Compliance Officer of Stein Roe Investment Counsel, Inc. (the "Adviser") since August 2007; Chief Compliance Officer of FIM Group and Utopia Funds from August 2005 to May 2007; Chief Compliance Officer of Henderson Global Investors (North America) Inc. and Henderson Global Funds from March 2003 to July 2005; Vice President, Compliance, of PPM America, Inc. from June 2000 to March 2003.

				N/A	N/A

Gregory Campbell One South Wacker Drive, Ste. 3500 Chicago, IL 60606 (46)	Assistant Secretary	Since May 2006

Senior Vice President and General Counsel of the Adviser since January 2005; Chief Compliance Officer of the Adviser from January 2005 to August 2007; Chief Compliance Officer of the Trust from January 2005 to July 2007; Vice President and Counsel of the Adviser from May 2004 to January 2005; Attorney and Chief Compliance Officer with William Blair & Company, L.L.C. from June 1996 to May 2004.

				N/A	N/A

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*     The term "executive officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1)   Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching seventy-two years of age. The executive officers each hold office until their successors are chosen and qualified.

(2)   Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.